Other investments	6 Months Ended
Jun. 30, 2025
Other Investments [Abstract]
Other investments	Other investments

	June 30, 2025	December 31, 2024
(in $ millions)	$	$
Non-current investments
Time deposits	205	273
Debt investments – at FVTPL	172	187
Debt investments – at FVOCI	99	98
Equity investments – at FVTPL	213	207
	689	765
Current investments
Time deposits	1,509	1,425
Debt investments – at FVTPL	512	247
Debt investments – at FVOCI	9	169
Debt Investments – at amortized cost	1,247	824
	3,277	2,665
	3,966	3,430

Time deposits
These financial assets measured at amortized cost predominantly comprise deposits with banks and financial institutions with a maturity of more than three months from the date of placement.